Employee future benefits - Changes in Accrued Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized:
Amounts recognized in net loss	$ (441)	$ (500)	$ (511)
Amounts recognized in other comprehensive loss	4,277	4,971	3,492
Unfunded Plan | Pension benefit plans
Amounts recognized:
Amounts recognized in net loss	(344)	(369)	(363)
Amounts recognized in other comprehensive loss	(1,089)	(852)	2,197
Unfunded Plan | Other benefit plans
Amounts recognized:
Amounts recognized in net loss	98	(13)	12
Amounts recognized in other comprehensive loss	(31)	17	43
Present value of defined benefit obligation | Unfunded Plan | Pension benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balances – Beginning of the year	13,197	12,375	14,619
Current service cost	107	87	103
Interest cost	237	282	260
Actuarial (gain) loss arising from changes in financial assumptions	(694)	1,479	(844)
Benefits paid	(485)	(399)	(410)
Impact of foreign exchange rate changes	1,783	(627)	(1,353)
Balances – End of the year	14,145	13,197	12,375
Present value of defined benefit obligation | Unfunded Plan | Other benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balances – Beginning of the year	217	281	433
Current service cost	14	13	14
Interest cost	3	0	8
Actuarial (gain) loss arising from changes in financial assumptions	(115)	0	(34)
Benefits paid	(66)	(60)	(97)
Impact of foreign exchange rate changes	31	(17)	(43)
Balances – End of the year	$ 84	$ 217	$ 281